Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement adds the following new fund and associated Investment Sub-Adviser:

NEW FUND
JNL/DoubleLine Shiller Enhanced CAPE Fund

This supplement reflects the following fund changes and associated Investment Sub-Adviser changes:

CURRENT FUND NAME (AND SUB-ADVISER)	NEW FUND NAME (AND SUB-ADVISER(S))
JNL/Eagle SmallCap Equity Fund	JNL Multi-Manager Small Cap Growth Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/JPMorgan International Value Fund	JNL/Causeway International Value Select Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

Please note the following fund name changes:

CURRENT FUND NAME	NEW FUND NAME
JNL/AllianceBernstein Dynamic Asset Allocation Fund	JNL/AB Dynamic Asset Allocation Fund
JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Natural Resources Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, a series of JNL Series Trust	JNL/Mellon Capital S&P 400 MidCap Index Fund, a series of JNL Series Trust

On June 2-3, 2015, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the reorganization of the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (“MC Dow Fund” or “Acquired Fund”), a series of the Trust, into the JNL/Mellon Capital S&P 400 MidCap Index Fund (“MC S&P 400 Fund” or “Acquiring Fund”) (the “Reorganization”), a series of the Trust. The Reorganization was approved by shareholders at a meeting held on August 31, 2015.  Under the terms of the Plan of Reorganization, the Acquired Fund’s assets and liabilities transferred to the Acquiring Fund in return for shares of the Acquiring Fund having an aggregate net asset value equal to Acquired Fund as of September 25, 2015.

Please add the following Funds on the cover page and to the Table of Contents:

JNL/DoubleLine Shiller Enhanced CAPE Fund

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/BlackRock Commodity Securities Strategy Fund and replace it with the following:

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Eagle SmallCap Equity Fund and replace it with the following:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Franklin Templeton Small Cap Value Fund and replace it with the following:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/JPMorgan International Value Fund and replace it with the following:

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Mellon Capital Small Cap Index Fund and replace it with the following:

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Competitive Advantage Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500®  Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Dividend Income & Growth Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500 Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC (“SPIAS”). The holdings in the portfolio are selected from all 10 sectors of the economy identified in the S&P 500 Index.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Intrinsic Value Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Total Yield Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of the 30 companies included in the S&P 500 Index that generate positive cash flow and have a strong track record (as determined by Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) of returning cash to investors, such as through dividends, share repurchases or debt retirement.
JNL/DoubleLine Shiller Enhanced CAPE Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement adds the following new fund and associated Investment Sub-Adviser:

NEW FUND
JNL/DoubleLine Shiller Enhanced CAPE Fund

Please add the following Funds on the cover page and to the Table of Contents:

JNL/DoubleLine Shiller Enhanced CAPE Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:
JNL/EAGLE SMALLCAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement reflects the following fund changes and associated Investment Sub-Adviser changes:

CURRENT FUND NAME (AND SUB-ADVISER)	NEW FUND NAME (AND SUB-ADVISER(S))
JNL/Eagle SmallCap Equity Fund	JNL Multi-Manager Small Cap Growth Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Eagle SmallCap Equity Fund and replace it with the following:

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement reflects the following fund changes and associated Investment Sub-Adviser changes:

CURRENT FUND NAME (AND SUB-ADVISER)	NEW FUND NAME (AND SUB-ADVISER(S))
JNL/Franklin Templeton Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Franklin Templeton Small Cap Value Fund and replace it with the following:

JNL/JPMORGAN INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement reflects the following fund changes and associated Investment Sub-Adviser changes:

CURRENT FUND NAME (AND SUB-ADVISER)	NEW FUND NAME (AND SUB-ADVISER(S))
JNL/JPMorgan International Value Fund	JNL/Causeway International Value Select Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/JPMorgan International Value Fund and replace it with the following:

JNL/ALLIANCEBERNSTEIN DYNAMIC ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

Please note the following fund name changes:

CURRENT FUND NAME	NEW FUND NAME
JNL/AllianceBernstein Dynamic Asset Allocation Fund	JNL/AB Dynamic Asset Allocation Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

JNL/BLACKROCK COMMODITY SECURITIES STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

Please note the following fund name changes:

CURRENT FUND NAME	NEW FUND NAME
JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Natural Resources Fund

As a result of the above fund changes, please delete all references to the “Current Fund Name” and replace them with the corresponding “New Fund Name.”

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/BlackRock Commodity Securities Strategy Fund and replace it with the following:
JNL/MELLON CAPITAL S&P 400 MIDCAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, a series of JNL Series Trust	JNL/Mellon Capital S&P 400 MidCap Index Fund, a series of JNL Series Trust

On June 2-3, 2015, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the reorganization of the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (“MC Dow Fund” or “Acquired Fund”), a series of the Trust, into the JNL/Mellon Capital S&P 400 MidCap Index Fund (“MC S&P 400 Fund” or “Acquiring Fund”) (the “Reorganization”), a series of the Trust. The Reorganization was approved by shareholders at a meeting held on August 31, 2015.  Under the terms of the Plan of Reorganization, the Acquired Fund’s assets and liabilities transferred to the Acquiring Fund in return for shares of the Acquiring Fund having an aggregate net asset value equal to Acquired Fund as of September 25, 2015.

JNL/MELLON CAPITAL SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the fund description for JNL/Mellon Capital Small Cap Index Fund and replace it with the following:

JNL/S&P COMPETITIVE ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Competitive Advantage Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.
JNL/S&P DIVIDEND INCOME & GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Dividend Income & Growth Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500 Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC (“SPIAS”). The holdings in the portfolio are selected from all 10 sectors of the economy identified in the S&P 500 Index.
JNL/S&P INTRINSIC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Intrinsic Value Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of 30 companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.
JNL/S&P TOTAL YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 2 8 , 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 2 8 , 2015, unless otherwise noted below.

In the summary prospectus section entitled “Summary Overview of Each Fund,” for the JNL/S&P Total Yield Fund, in the sub-section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stock of the 30 companies included in the S&P 500 Index that generate positive cash flow and have a strong track record (as determined by Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) of returning cash to investors, such as through dividends, share repurchases or debt retirement.